Preferred Stock (Narrative) (Details) (JPY ¥)									12 Months Ended			12 Months Ended						12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Preferred Stock [Member]	Mar. 31, 2011 Preferred Stock [Member]	Mar. 31, 2010 Preferred Stock [Member]	Mar. 31, 2012 Preferred Stock, Class 1 [Member]	Mar. 31, 2011 Preferred Stock, Class 1 [Member]	Mar. 31, 2010 Preferred Stock, Class 1 [Member]	Mar. 31, 2011 Preferred Stock, Class 3 [Member]	Mar. 31, 2012 Preferred Stock, Class 3 [Member]	Mar. 31, 2010 Preferred Stock, Class 3 [Member]	Mar. 31, 2012 Preferred Stock, Class 5 [Member]	Mar. 31, 2009 Preferred Stock, Class 5 [Member]	Mar. 31, 2011 Preferred Stock, Class 5 [Member]	Mar. 31, 2010 Preferred Stock, Class 5 [Member]	Mar. 31, 2012 Preferred Stock, Class 6 [Member]	Mar. 31, 2012 Preferred Stock, Class 7 [Member]	Mar. 31, 2012 Preferred Stock, Class 11 [Member] D
Class of Stock [Line Items]
Contract term up to July 31, 2014																		Convertible into fully paid shares of MUFG common stock at the election of holders from establishment of MUFG to July 31, 2014, except during certain excluded periods, at an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share.
Contract term on mandatory conversion, Aug. 1, 2014																		Mandatorily converted into shares of common stock at a conversion ratio of ¥1,000 divided by the higher of the average market price of the common stock for the 30 trading day period beginning 45 trading days prior to August 1, 2014 or ¥802.60.
Adjusted acquisition price and acquisition floor price per share on Dec. 15, 2008																		¥ 889.60
Adjusted acquisition price and acquisition floor price per share on Jan. 14, 2009																		¥ 888.40
Adjusted acquisition price and acquisition floor price per share on Dec. 21, 2009																		¥ 867.60
Adjusted acquisition price and acquisition floor price per share on Dec. 25, 2009																		¥ 865.90
Adjusted conversion price per share																		¥ 802.60
Number of trading days of average market price of the common stock used for calculation of conversion price to be reset																		30
Number of trading days prior to August 1, 2014 from when the calculation of the average market price of the common stock starts																		45
Annual dividend per share												¥ 115	¥ 43					¥ 5.30
Annual dividend per share, Maximum												¥ 250
Conversion ratio on Aug. 1, 2014																		1,000
Dividend payment, terms												¥115 per share annually, except as of March 31, 2009						non-cumulative
Liquidation distribution per share												¥ 2,500						¥ 1,000
Initial conversion price per share																		¥ 918.70
Minimum average price per share for conversion price to be reset																		¥ 918.70
Number of shares acquired									100,000,000
Number of shares authorized										120,000,000		400,000,000				200,000,000	200,000,000	1,000
Number of shares cancelled									100,000,000
Date of stock acquisition and cancellation									Apr. 01, 2010
Percentage of issue price of newly issued shares required to be designated as capital stock at the time of incorporation or share issuance under the Company Law, Minimum			50.00%
Preferred Stock, Disclosures:
Stated value per share	¥ 0	¥ 0
Preferred stock, value	¥ 442,100,000,000	¥ 442,100,000,000	¥ 442,100,000,000	¥ 442,100,000,000	¥ 442,100,000,000	¥ 122,100,000,000	¥ 122,100,000,000	¥ 122,100,000,000	¥ 125,000,000,000	¥ 125,000,000,000	¥ 125,000,000,000	¥ 195,000,000,000		¥ 195,000,000,000	¥ 195,000,000,000